LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease, Cost [Table Text Block]
The components of lease expense for the years ended December 31, 2023, 2022 and 2021 were as follows:

(Dollars in thousands)	December 31, 2023	December 31, 2022	December 31, 2021
Operating lease cost	$7,773	$7,626	$7,425
Short-term lease cost	0	8	108
Variable lease cost	3,107	2,827	2,621
Total operating lease cost	$10,880	$10,461	$10,154

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Future minimum commitments due under these lease agreements as of December 31, 2023 are as follows:

(Dollars in thousands)	Operating leases
2024	$7,962
2025	7,701
2026	7,509
2027	7,181
2028	7,117
Thereafter	43,793
Total lease payments	81,263
Less: imputed interest	(16,779)
Total	$64,484

Schedule of supplemental balance sheet information related to leases. [Table Text Block]
The weighted average lease term and discount rate for the Company's operating leases were as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Operating leases
Weighted-average remaining lease term	12.3 years	13.1 years	13.9 years
Weighted-average discount rate	3.43%	3.29%	3.25%

Schedule of supplemental cash flow information related to leases [Table Text Block]
Supplemental cash information at year end related to leases was as follows:

(Dollars in thousands)	December 31, 2023	December 31, 2022	December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$7,819	$7,824	$6,860
ROU assets obtained in exchange for lease obligations
Operating leases	6,585	4,730	6,076